                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

     STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT DATED NOV. 1, 2008


FUND                                                                  SAI DATE        FORM #
-----------------------------------------------------------------------------------------------
RIVERSOURCE BALANCED FUND                                             OCT. 30, 2008   S-6500 AP
RIVERSOURCE LARGE CAP EQUITY FUND                                     OCT. 30, 2008   S-6500 AP
RIVERSOURCE LARGE CAP VALUE FUND                                      OCT. 30, 2008   S-6500 AP


Table 19. Portfolio Managers, of the SAI is revised as follows:


                                ------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                          OTHER ACCOUNTS MANAGED (excluding the fund)
                                                                                                   OWNERSHIP     POTENTIAL
  FUND      PORTFOLIO MANAGER      NUMBER AND TYPE      APPROXIMATE TOTAL    PERFORMANCE BASED      OF FUND      CONFLICTS
                                      OF ACCOUNT            NET ASSETS            ACCOUNTS          SHARES      OF INTEREST
---------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------------------------
Large      Dimitris                                                          7 RICs ($4.62 B)
Cap        Bertsimas(a)          24 RICs               $5.96 billion
Equity                           2 PIVs                $21.11 million
                                 15 other accounts     $3.31 billion                             None               (2)
          -------------------------------------------------------------------------------------
           Gina Mourtzinou(a)    6 RICs                $4.04 billion         6 RICs ($4.04 B)
                                 5 other accounts      $118.86 million
---------------------------------------------------------------------------------------------------------------------------
Large      Warren Spitz(a)       12 RICs               $14.57 billion
Cap
          ---------------------
Value
           Steve Schroll(a)      2 PIVs                $27.55 million        7 RICs ($14.11 B)   None               (2)
          ---------------------
           Laton Spahr(a)        8 other accounts(b)   $441.14 million
          ---------------------
           Paul Stocking(a)
---------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------------------------
Balanced   Warren Spitz(a)       12 RICs               $14.57 billion                            None
          ---------------------
                                                                                                --------------
           Steve Schroll(a)      2 PIVs                $27.55 million                            None
          ---------------------
                                                                                                --------------
           Laton Spahr(a)        8 other accounts(b)   $441.14 million       7 RICs ($14.11 B)   $1 - $10,000
          ---------------------
                                                                                                --------------
           Paul Stocking(a)                                                                      None
          ----------------------------------------------------------------------------------------------------
           Jamie Jackson         12 RICs               $14.43 billion        2 RICs ($1.0 B);    $10,001 -
                                 6 PIVs                $2.68 billion         1 other account     $50,000
                                 29 other                                    ($45.13 M)                             (2)
                                 accounts(b)           $9.19 billion
          ----------------------------------------------------------------------------------------------------
           Scott Kirby           10 RICs               $10.20 billion        2 RICs ($1.0 B);    None
                                 6 PIVs                $1.92 billion         1 other account
                                 44 other                                    ($71.78 M)
                                 accounts(b)           $19.12 billion
          ----------------------------------------------------------------------------------------------------
           Tom Murphy            7 RICs                $8.55 billion         2 RICs ($1.0 B)     $10,001 -
                                 3 PIVs                $1.01 billion                             $50,000
                                 13 other accounts     $12.78 billion
--------------------------------------------------------------------------------------------------------------
-----------------------
           STRUCTURE OF
  FUND     COMPENSATION

-----------------------
FOR FUNDS WITH FISCAL
  PERIOD ENDING JULY 31
-----------------------
Large
Cap
Equity
               (28)
-----------------------
Large
Cap
Value
               (28)
-----------------------
FOR FUNDS WITH FISCAL
  PERIOD ENDING
  SEPTEMBER 30
-----------------------
Balanced
               (28)
-----------------------



  (a) The portfolio manager began managing the fund as of Nov. 1, 2008; therefore reporting information is as of Sept. 30, 2008.
  (b) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

The rest of this section remains the same.

S-6500-27 A (11/08)